Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities are comprised of the following:

	June 30,	December 31,
	2015	2014
	(unaudited)

Credit card payable	$3,296	$4,739
Accrued payroll	860,253	679,277
Advances from related parties	68,000	-
Accrued purchases of property and equipment	54,781	174,801
Accrued research and development expenses	401,175	292,395
Accrued general and administrative expenses	456,077	315,294
Deferred rent	43,902	-
Total	$1,887,484	$1,466,506

Accrued expenses and other current liabilities are comprised of the following:

	December 31,
	2014	2013

Credit card payable	$4,739	$6,000
Accrued payroll and payroll taxes	679,277	672,535
Accrued purchases of property and equipment	174,801	-
Accrued research and development expenses	292,395	229,276
Accrued general and administrative expenses	315,294	266,541
Deferred rent	-	2,310
Total	$1,466,506	$1,176,662